SCHEDULE OF CAPITAL BASED ON DEBT-TO-EQUITY RATIO (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
IfrsStatementLineItems [Line Items]
Total borrowings (Notes 11-13)		$ 803,606	$ 441,698
Total equity	$ 8,522,820	$ 586,298	11,244,155	$ 2,591,604	$ 475,780
Debt-to-equity ratio	4	720
Debt To Equity Ratio [member]
IfrsStatementLineItems [Line Items]
Total borrowings (Notes 11-13)		$ 4,219,262	448,022
Total equity		$ 586,298	$ 11,244,155